Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
2024	$ 155,283
2025	149,045
2026	142,337
2027	136,562
2028	128,741
Thereafter	1,006,211
Total lease payments	1,718,179
Lease discount	(771,565)
Operating lease liability	946,614
Restaurant
Lessee, Lease, Description [Line Items]
2024	149,121
2025	143,698
2026	137,788
2027	132,948
2028	127,169
Thereafter	1,001,831
Total lease payments	1,692,555
Other
Lessee, Lease, Description [Line Items]
2024	6,162
2025	5,347
2026	4,549
2027	3,614
2028	1,572
Thereafter	4,380
Total lease payments	$ 25,624